INCOME TAXES - Schedule of Unrecognized tax benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
At beginning of year	$ 22,940	$ 16,342	$ 15,132
Additions based on tax positions related to current year	756	6,810	2,028
Additions based on tax positions related to prior year	4,984	0	0
Restricted due to expiry of the statute of limitations	(1,348)	(212)	(818)
At end of year	$ 27,332	$ 22,940	$ 16,342